Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions

NOTE 2 - ACQUISITIONS

Acquisition of MidSouth Bank

On July 1, 2014 the Company completed the acquisition of MidSouth Bank (“MidSouth”), pursuant to the terms of the Agreement and Plan of Reorganization and Bank Merger (the “merger agreement”) dated November 19, 2013.

The acquisition was accounted for under the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. The Company recognized goodwill on this acquisition of $9,124, after consideration of a measurement period adjustment discussed below, which is nondeductible for tax purposes as this acquisition was a nontaxable transaction. The goodwill is calculated based on the fair values of the assets acquired and liabilities assumed as of the acquisition date. Fair value estimates are based on the information available, and are subject to change for up to one year after the closing date of the acquisition as additional information relative to closing date fair values becomes available.

The Company acquired 100% of the outstanding preferred and common stock of MidSouth. The purchase price consisted of both cash and stock. MidSouth’s common shareholders received 0.425926 shares of FFN common stock for each share of MidSouth common stock. MidSouth’s preferred shareholders received 0.851852 shares of FFN common stock for each share of MidSouth preferred stock. Each MidSouth Series 2009A warrant holder received 0.18 shares of FFN common stock for each MidSouth Series 2009A warrant, and each Series 2011-A warrant holder received 0.146667 shares of FFN common stock for each MidSouth Series 2011-A warrant. In lieu of issuing fractional shares of FFN common stock, FFN paid former MidSouth shareholders an amount in cash determined by multiplying (i) $13.50 by (ii) the fraction of a share (rounded to the nearest ten thousandth when expressed in decimal form) of FFN common stock.

MidSouth common stock options were converted into options to purchase shares of FFN common stock based on the 0.425926 exchange ratio, with the new exercise price becoming the exercise price of the MidSouth options divided by the exchange ratio. On the date of the merger, 2,766,191 shares of FFN common stock were exchanged for the common and preferred stock, and common stock warrants of MidSouth in accordance with the proration and allocation procedures contained in the merger agreement and as noted above. Subsequently, cash totaling $100 was paid to dissenting MidSouth shareholders representing 7,427 shares of FFN common stock. In addition, $18 of cash was paid to MidSouth shareholders for fractional shares in accordance with the merger agreement.

Based on a valuation of the FFN’s common stock as of July 1, 2014, the resulting purchase price was $41,094. The following table summarizes the purchase price calculation:

	Number of MidSouth shares outstanding	Per share exchange ratio	Number of FFN shares—as exchanged
Common Shares	3,873	0.425926	1,650
Convertible Voting Preferred Stock, 2009-A	1,018	0.851852	867
Convertible Voting Preferred Stock, 2011-A	242	0.851852	206
Series 2009-A Stock Warrants (strike price $3.25)	193	0.185185	36
Series 2011-A Stock Warrants (strike price $3.68)	44	0.153333	7

			2,766
Multiplied by FFN common stock value at acquisition date			$14.50

Fair value of FFN common stock issued (“Stock Consideration”)			$40,110
Cash consideration paid for fractional shares			18
Cash consideration paid for dissenting shares			100
Fair value of MidSouth stock options converted to FFN stock options			866

Total acquisition consideration			$41,094

On July 1, 2014 the Company purchased MidSouth. As previously disclosed, the fair values initially assigned to the assets acquired and liabilities assumed were preliminary and subject to refinement for up to one year after the closing date of the acquisition as new information relative to closing date fair values becomes available. Based on appraisals received subsequent to the acquisition date, the Company adjusted its initial fair value estimate of foreclosed assets that were acquired. The table below summarizes the fair value of the assets purchased, including goodwill, and liabilities assumed as of the July 1, 2014 purchase date.

In Thousands	July 1, 2014 (as initially reported)	Measurement Period Adjustments	July 1, 2014 (as adjusted)
Assets:
Cash and due from banks	$1,369	$—	$1,369
Interest-bearing accounts at other financial institutions	10,946		10,946
Securities, available-for-sale	57,431		57,431
Loans held for sale	7,071		7,071
Loans	184,345		184,345
Certificates of deposit at other financial institutions	250		250
Restricted equity securities	1,572		1,572
Bank premises and equipment, net	6,650		6,650
Bank-owned life insurance	3,144		3,144
Accrued interest receivable	728		728
Foreclosed assets	800	(260)	540
Core deposit intangible	3,060		3,060
Deferred tax asset	6,753	100	6,853
Goodwill	8,964	160	9,124
Other assets	747		747

Total assets acquired	$293,830	$—	$293,830

Liabilities:
Deposits	$244,415	$—	$244,415
Short-term borrowings	6,893		6,893
Other liabilities	1,428		1,428

Total liabilities assumed	$252,736	$—	$252,736

At December 31, 2014, there were no circumstances or significant changes that have occurred in the last six months of 2014 related to the acquisition of MidSouth that, in management’s assessment, would necessitate recording impairment of goodwill.

In the acquisition, the Company purchased $184,345 of loans at fair value, net of $7,347 estimated discount to the outstanding principal balance. Of the total loans acquired, management identified loans totaling $5,527 as credit impaired. All loans that were on non-accrual status and all loan relationships that were identified as substandard or impaired as of the acquisition date were considered by management to be credit-impaired and are accounted for pursuant to ASC Topic 310-30. The table below summarizes the total contractually required principal and interest cash payments, management’s estimate of expected total cash payments and fair value of the loans as of July 1, 2014 for purchased credit-impaired (“PCI”) loans. Contractually required principal and interest payments have been adjusted for estimated prepayments.

Contractually required principal and interest	$8,510
Non-accretable difference	(1,745)

Cash flows expected to be collected	6,765
Accretable yield	(1,238)

Total purchased credit-impaired loans	$5,527

The table below presents information with respect to the fair value of acquired loans, as well as their unpaid principal balance at acquisition date.

	Unpaid Principal Balance	Fair Value
Loans:
Residential real estate	$39,425	$38,618
Commercial real estate	82,465	80,566
Construction and land development	43,766	42,454
Commercial loans	16,311	15,352
Consumer and other loans	1,865	1,828
Purchased credit-impaired	7,860	5,527

Total earning assets	$191,692	$184,345

In its assumption of the deposit liabilities, the Company believed the deposits assumed from the acquisition have an intangible value. The Company applied ASC Topic 805, which prescribes the accounting for goodwill and other intangible assets such as core deposit intangibles, in a business combination. The Company determined the estimated fair value of the core deposit intangible asset totaled $3,060, which will be amortized utilizing an accelerated amortization method over an estimated economic life of 8.2 years. When determining the valuation amount, deposits were analyzed based on factors such as type of deposit, deposit retention, interest rates and age of deposit relationships.

The following table represents acquired intangible assets at December 31, 2014 and 2013:

	2014		2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Acquired intangible assets:
Core deposit intangibles	$3,060	$(362)	$—	$—

Aggregate amortization expense was $362 for 2014. There was no amortization expense for 2013.

The following table presents estimated amortization expense for each of the next five years:

2015	$655
2016	564
2017	473
2018	382
2019	291

Pro-forma information

Pro-forma data for the years ended December 31, 2014 and 2013 listed in the table below presents pro-forma information as if the MidSouth acquisition occurred at the beginning of 2013.

	Years ended December 31,
	2014	2013
Net interest income	$41,312	$32,022
Net income available to common shareholders	8,055	5,722

Earnings per share—basic	$1.04	$0.88
Earnings per share—diluted	$1.02	$0.87

Supplemental pro forma earnings for 2014 were adjusted to exclude $2,157 of acquisition-related costs incurred in 2014, $1,478 of discount accretion and $250 of premium amortization related to the fair value adjustments to acquisition-date assets and liabilities. Supplemental pro forma earnings for 2013 were adjusted to include these items, as appropriate.